UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2009

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  November 13, 2009

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$5,303,711,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   188691  2556784 SH       Sole                  2210534            346250
Alleghany Corp                 COM              017175100    67069   258904 SH       Sole                   214572             44332
Altera Corporation             COM              021441100   246547 12020829 SH       Sole                 10565289           1455540
American Express               COM              025816109   119519  3525634 SH       Sole                  3078632            447002
Apache Corp                    COM              037411105   125022  1361449 SH       Sole                  1176866            184583
Ascent Media Corporation Cl A  COM              043632108     3638   142124 SH       Sole                   133271              8853
Berkley W R Corp               COM              084423102    65200  2579127 SH       Sole                  2270551            308576
Berkshire Hathaway Class B     COM              084670207      874      263 SH       Sole                      263
Boeing Co                      COM              097023105      379     7000 SH       Sole                     7000
Borg Warner Inc                COM              099724106      968    32000 SH       Sole                    32000
Chubb Corp                     COM              171232101      302     6000 SH       Sole                     6000
Cimarex Energy Co              COM              171798101    19594   452300 SH       Sole                   439711             12589
Coca Cola Co                   COM              191216100   310594  5783872 SH       Sole                  5116962            666910
Comcast Corp Cl A              COM              20030N101     3237   191761 SH       Sole                   178661             13100
Comcast Corp Special Cl A      COM              20030N200   247581 15396844 SH       Sole                 13189558           2207286
ConocoPhillips                 COM              20825c104     1250    27685 SH       Sole                    27685
Costco Wholesale Corp          COM              22160K105    80217  1422789 SH       Sole                  1237939            184850
DigitalGlobe Incorporated      COM              25389m877     8834   394900 SH       Sole                   185400            209500
Discovery Communications Cl A  COM              25470f104    38548  1334304 SH       Sole                  1195484            138820
Discovery Communications Cl C  COM              25470f302    49433  1899070 SH       Sole                  1739748            159322
Dish Network Corp              COM              25470m109      289    15000 SH       Sole                    15000
Dresser-Rand Group Inc         COM              261608103    91669  2950400 SH       Sole                  2578400            372000
Ecolab Inc                     COM              278865100   252913  5470765 SH       Sole                  4698165            772600
Electronic Arts                COM              285512109      255    13400 SH       Sole                    13400
Fidelity National Information  COM              31620m106    42136  1651760 SH       Sole                  1396826            254934
General Electric Company       COM              369604103      305    18600 SH       Sole                    18600
L-3 Communications Holdings In COM              502424104   127518  1587624 SH       Sole                  1396609            191015
Liberty Global Inc A           COM              530555101    41601  1843203 SH       Sole                  1561537            281666
Liberty Global Inc Ser C       COM              530555309   225923 10058903 SH       Sole                  8760889           1298014
Liberty Media Corp Cap Ser A   COM              53071M302    23244  1111072 SH       Sole                  1044364             66708
Liberty Media Corp Entertainme COM              53071M500   194631  6256212 SH       Sole                  5453451            802761
Liberty Media Corp Interactive COM              53071M104    56622  5161522 SH       Sole                  4420665            740857
Metavante Technologies Inc     COM              591407101    18509   536810 SH       Sole                   488035             48775
Microsoft Corp                 COM              594918104   294374 11445325 SH       Sole                  9975725           1469600
Millipore Corp                 COM              601073109    92981  1322062 SH       Sole                  1257992             64070
Monsanto Co                    COM              61166W101      248     3200 SH       Sole                     3200
National Instruments Corp      COM              636518102    76291  2761164 SH       Sole                  2581726            179438
Nestle S A Rep RG SH ADR       COM              641069406    88041  2068735 SH       Sole                  1765964            302771
Newfield Exploration Co        COM              651290108   166147  3903819 SH       Sole                  3416806            487013
News Corp Ltd Class A          COM              65248E104   188656 15773929 SH       Sole                 13432269           2341660
Noble Energy Inc               COM              655044105   133901  2030040 SH       Sole                  1703449            326591
Praxair Inc                    COM              74005P104   266038  3256672 SH       Sole                  2837914            418758
Progressive Corp               COM              743315103   108176  6524461 SH       Sole                  5741411            783050
Rogers Communications Inc Cl B COM              775109200    29286  1038520 SH       Sole                   650670            387850
SLM Corp                       COM              78442p106    21928  2514655 SH       Sole                  1926355            588300
Schlumberger Limited           COM              806857108      676    11341 SH       Sole                    11341
Scripps Networks Inter-Cl A    COM              811065101     1064    28800 SH       Sole                    28800
Teva Pharmaceutical ADR        COM              881624209    85242  1685952 SH       Sole                  1355552            330400
Thermo Fisher Scientific Inc   COM              883556102   105901  2425025 SH       Sole                  2123100            301925
UnitedHealth Group Inc         COM              91324P102   199420  7964072 SH       Sole                  6854478           1109594
Wal-Mart Stores Inc            COM              931142103   274817  5598227 SH       Sole                  4898722            699505
Waste Management Inc           COM              94106L109   231400  7759876 SH       Sole                  6786020            973856
White Mountains Insurance Grou COM              g9618e107      293      955 SH       Sole                      955
Willis Group Holdings Ltd      COM              g96655108   187380  6639984 SH       Sole                  5840148            799836
Yahoo! Inc                     COM              984332106    98340  5521600 SH       Sole                  4728343            793257